Income Taxes - Schedule of income tax benefit (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Income Taxes
State & Local	$ (409,114)	$ (1,767,803)
Income tax benefit	$ (409,114)	$ (1,767,803)